SHARE-BASED PAYMENTS - Schedule of Exercise Price Range of Outstanding Share Options (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares) | shares	2,634	4,172	10,682
Options Exercisable (in shares) | shares	2,355
Weighted average remaining life (in years)	2 years
$26.83 – $37.03
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares) | shares	440
Options Exercisable (in shares) | shares	440
Weighted average remaining life (in years)	2 years
$37.04 – $37.50
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares) | shares	610
Options Exercisable (in shares) | shares	610
Weighted average remaining life (in years)	2 years
$37.51 – $45.50
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares) | shares	597
Options Exercisable (in shares) | shares	583
Weighted average remaining life (in years)	2 years
$45.51 – $48.08
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares) | shares	457
Options Exercisable (in shares) | shares	301
Weighted average remaining life (in years)	3 years
$48.09 – $50.46
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares) | shares	530
Options Exercisable (in shares) | shares	421
Weighted average remaining life (in years)	2 years
Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 55.20
Minimum | $26.83 – $37.03
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	26.83
Minimum | $37.04 – $37.50
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	37.04
Minimum | $37.51 – $45.50
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	37.51
Minimum | $45.51 – $48.08
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	45.51
Minimum | $48.09 – $50.46
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	48.09
Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares		$ 51.47
Maximum | $26.83 – $37.03
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	37.03
Maximum | $37.04 – $37.50
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	37.50
Maximum | $37.51 – $45.50
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	45.50
Maximum | $45.51 – $48.08
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	48.08
Maximum | $48.09 – $50.46
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 50.46